ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current
Accounts payable	$ 2,882	$ 1,819
Accrued and other liabilities	4,730	3,498
Work in progress	1,424	1,637
Provisions and decommissioning liabilities	410	234
Total current	9,446	7,188
Non-current
Accounts payable	99	97
Accrued and other liabilities	3,978	1,206
Work in progress	58	71
Provisions and decommissioning liabilities	849	520
Total non-current	4,984	1,894
Bank overdrafts	940	581
Lease liabilities	1,215
Current lease liabilities	209
Non-current lease liabilities	1,006
Disclosure of defined benefit plans [line items]
Financial liabilities	33,448	$ 15,904
Defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	592
Current net defined benefit liability	15
Non-current net defined benefit liability	577
Post-retirement benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	74
Current net defined benefit liability	5
Non-current net defined benefit liability	69
Healthscope Limited (Healthscope)
Disclosure of defined benefit plans [line items]
Financial liabilities	1,735
Current financial liabilities	87
Non-current financial liabilities	$ 1,648